Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 15,991	$ 87,463	$ 72,283
Accounts receivable, net	284	262	12
Inventory	1,140,512	1,142,377	1,204,788
Prepaid expenses and other current assets	183,271	2,415	47,479
Total Current Assets	1,340,058	1,232,517	1,324,562
Property and equipment, net	24,970	33,665	51,003
Total Assets	1,365,028	1,266,182	1,375,565
Current Liabilities
Accounts payable	696,139	226,648	261,574
Accrued expenses and other current liabilities	156,255	41,750	46,098
Due to related party			79,795
Interest payable – related party	72,387		87,692
Advances from related party	19,000
Short-term debt – related party		2,792,117	1,890,000
Short-term debt	580,402	500,000
Deferred revenue	728	3,223
Total Current Liabilities	1,524,911	3,563,738	2,365,159
Long-term Liabilities
Debt – related party	2,999,957
Total Liabilities	4,524,868	3,563,738
Commitments and Contingencies (Note 15)
Stockholders’ Deficit
Preferred stock value	18
Common stock value	14,388	15,000	15,000
Additional paid-in capital	21,797,723	18,764,263	18,764,263
Accumulated other comprehensive income	(259,165)	(394,360)	129,813
Accumulated deficit	(24,712,804)	(20,682,459)	(19,898,670)
Total Stockholders’ Deficit	(3,159,840)	(2,297,556)	(989,594)
Total Liabilities and Stockholders’ Deficit	$ 1,365,028	$ 1,266,182	$ 1,375,565